Shareholder Report, Average Annual Return (Details) DFHB_Emerging Markets Sustainability Core 1 Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	91 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Sustainability Core 1 Portfolio – Institutional
Average Annual Return, Percent	24.64%	8.65%	4.79%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	27.91%	7.46%	4.77%